Borrowings and Lines of Credit (Long-Term Debt) (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 11,000
Total principal long-term debt		$ 41,274			44,111
Other debt (including capitalized leases)		315			269
Other (fair market value adjustments, discounts and debt issuance costs)		(315)			(348)
Total long-term debt		40,959			43,763
Less: current portion		3,258			2,722
Long-term debt, net of current portion		37,701			41,041
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months		3,258
Long Term Debt Maturities Repayments Of Principal In Year Two		4,091
Long Term Debt Maturities Repayments Of Principal In Year Three		3,904
Long Term Debt Maturities Repayments Of Principal In Year Four		3,490
Long Term Debt Maturities Repayments Of Principal In Year Five		2,592
Long Term Debt Maturities Repayments Of Principal After Year Five		23,939
LIBOR plus 0.350% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 0			350
Debt Instrument, Interest Rate, Stated Percentage		0.35%
Debt Instrument, Maturity Year Date		Libor plus 0.350% floating rate notes due 2019 (3)		Libor plus 0.350% floating rate notes due 2019 (3)
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 0			650
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Debt Instrument, Maturity Year Date		2019		2019
Notes 1.950% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 0			300
Debt Instrument, Interest Rate, Stated Percentage		1.95%
Debt Instrument, Maturity Year Date		2019		2019
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 0			858
Debt Instrument, Interest Rate, Stated Percentage		0.15%
Debt Instrument, Maturity Year Date		2019		2019
Repayment of Debt, Date		Nov. 13, 2019		Nov. 13, 2019
Notes 5.250% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 0			300
Debt Instrument, Interest Rate, Stated Percentage		5.25%
Debt Instrument, Maturity Year Date		2019		2019
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0			271
Debt Instrument, Interest Rate, Stated Percentage		8.875%
Debt Instrument, Maturity Year Date		2019		2019
Repayment of Debt, Date		Nov. 15, 2019		Nov. 15, 2019
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 171			171
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Debt Instrument, Maturity Year Date		2020		2020
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,250			1,250
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2020		2020
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000			1,000
Debt Instrument, Interest Rate, Stated Percentage		1.90%
Debt Instrument, Maturity Year Date		2020		2020
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | €	[5]			€ 750
Debt Instrument, Carrying Amount	[4]	$ 831			858
Debt Instrument, Interest Rate, Stated Percentage		0.20%
Debt Instrument, Maturity Year Date		2020		2020
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 250			250
Debt Instrument, Interest Rate, Stated Percentage		8.75%
Debt Instrument, Maturity Year Date		2021		2021
Notes 3.100% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 250			250
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt Instrument, Maturity Year Date		2021		2021
Notes 3.350% due 2021 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 1,000
Debt Instrument, Carrying Amount	[2]	$ 1,000			1,000
Debt Instrument, Interest Rate, Stated Percentage		3.35%
Debt Instrument, Maturity Year Date		2021		2021
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 750
Debt Instrument, Carrying Amount	[2]	$ 750	[1]		750	[7]
Debt Instrument, Interest Rate, Stated Percentage		0.65%
Debt Instrument, Maturity Year Date		2021		2021
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 750			750
Debt Instrument, Interest Rate, Stated Percentage		1.95%
Debt Instrument, Maturity Year Date		2021		2021
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,053			1,088
Debt Instrument, Interest Rate, Stated Percentage		1.125%
Debt Instrument, Maturity Year Date		2021		2021
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 500			500
Debt Instrument, Interest Rate, Stated Percentage		2.30%
Debt Instrument, Maturity Year Date		2022		2022
Notes 2.800% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,100			1,100
Debt Instrument, Interest Rate, Stated Percentage		2.80%
Debt Instrument, Maturity Year Date		2022		2022
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 2,300			2,300
Debt Instrument, Interest Rate, Stated Percentage		3.10%
Debt Instrument, Maturity Year Date		2022		2022
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 831			858
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Debt Instrument, Maturity Year Date		2023		2023
Notes 3.650% Due 2023 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 2,250
Debt Instrument, Carrying Amount	[2]	$ 2,250			2,250
Debt Instrument, Interest Rate, Stated Percentage		3.65%
Debt Instrument, Maturity Year Date		2023		2023
Notes 3.700% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 400			400
Debt Instrument, Interest Rate, Stated Percentage		3.70%
Debt Instrument, Maturity Year Date		2023		2023
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 800			800
Debt Instrument, Interest Rate, Stated Percentage		2.80%
Debt Instrument, Maturity Year Date		2024		2024
Notes 3.200% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 950	[3]		950
Debt Instrument, Interest Rate, Stated Percentage		3.20%
Debt Instrument, Maturity Year Date		2024		2024
Notes 1.150% Due 2024 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | €	[5]			€ 750
Debt Instrument, Carrying Amount	[2]	$ 831			858
Debt Instrument, Interest Rate, Stated Percentage		1.15%
Debt Instrument, Maturity Year Date		2024		2024
Notes 3.950% Due 2025 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 1,500
Debt Instrument, Carrying Amount	[2]	$ 1,500			1,500
Debt Instrument, Interest Rate, Stated Percentage		3.95%
Debt Instrument, Maturity Year Date		2025		2025
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 554			573
Debt Instrument, Interest Rate, Stated Percentage		1.875%
Debt Instrument, Maturity Year Date		2026		2026
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,150			1,150
Debt Instrument, Interest Rate, Stated Percentage		2.65%
Debt Instrument, Maturity Year Date		2026		2026
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,100			1,100
Debt Instrument, Interest Rate, Stated Percentage		3.125%
Debt Instrument, Maturity Year Date		2027		2027
Notes 3.500% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,300			1,300
Debt Instrument, Interest Rate, Stated Percentage		3.50%
Debt Instrument, Maturity Year Date		2027		2027
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 141			141
Debt Instrument, Interest Rate, Stated Percentage		7.10%
Debt Instrument, Maturity Year Date		2027		2027
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 400			400
Debt Instrument, Interest Rate, Stated Percentage		6.70%
Debt Instrument, Maturity Year Date		2028		2028
Notes 4.125% Due 2028 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 3,000
Debt Instrument, Carrying Amount	[2]	$ 3,000			3,000
Debt Instrument, Interest Rate, Stated Percentage		4.125%
Debt Instrument, Maturity Year Date		2028		2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 550			550
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Debt Instrument, Maturity Year Date		2029		2029
Notes 2.150% Due 2030 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | €	[5]			€ 500
Debt Instrument, Carrying Amount	[2]	$ 554			573
Debt Instrument, Interest Rate, Stated Percentage		2.15%
Debt Instrument, Maturity Year Date		2030		2030
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 600			600
Debt Instrument, Interest Rate, Stated Percentage		5.40%
Debt Instrument, Maturity Year Date		2035		2035
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 600			600
Debt Instrument, Interest Rate, Stated Percentage		6.05%
Debt Instrument, Maturity Year Date		2036		2036
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 134			134
Debt Instrument, Interest Rate, Stated Percentage		6.80%
Debt Instrument, Maturity Year Date		2036		2036
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 159			159
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Year Date		2038		2038
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000			1,000
Debt Instrument, Interest Rate, Stated Percentage		6.125%
Debt Instrument, Maturity Year Date		2038		2038
Notes 4.450% Due 2038 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]	$ 750
Debt Instrument, Carrying Amount	[2]	$ 750			750
Debt Instrument, Interest Rate, Stated Percentage		4.45%
Debt Instrument, Maturity Year Date		2038		2038
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,000			1,000
Debt Instrument, Interest Rate, Stated Percentage		5.70%
Debt Instrument, Maturity Year Date		2040		2040
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 3,500			3,500
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Debt Instrument, Maturity Year Date		2042		2042
Notes 4.800% Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 400			400
Debt Instrument, Interest Rate, Stated Percentage		4.80%
Debt Instrument, Maturity Year Date		2043		2043
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 850			850
Debt Instrument, Interest Rate, Stated Percentage		4.15%
Debt Instrument, Maturity Year Date		2045		2045
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 1,100			1,100
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Debt Instrument, Maturity Year Date		2046		2046
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 600			600
Debt Instrument, Interest Rate, Stated Percentage		4.05%
Debt Instrument, Maturity Year Date		2047		2047
Notes 4.350% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,000			1,000
Debt Instrument, Interest Rate, Stated Percentage		4.35%
Debt Instrument, Maturity Year Date		2047		2047
Notes 4.625% Due 2048 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[8]	$ 1,750
Debt Instrument, Carrying Amount	[2]	$ 1,750			$ 1,750
Debt Instrument, Interest Rate, Stated Percentage		4.625%
Debt Instrument, Maturity Year Date		2048		2048

[1]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
[2]	We may redeem these notes at our option pursuant to their terms.
[3]	Rockwell Collins debt which remained outstanding following the Rockwell Acquisition.
[4]	The three-month EURIBOR rate as of December 31, 2019 was approximately (0.383)%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[5]	(3) The net proceeds received from these debt issuances were used for general corporate purposes.
[6]	(1) The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
[7]	The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
[8]	(2) The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.